Registration No. 2-33043
                                                               File No. 811-1512

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                  [X]

Pre-Effective Amendment No. _____                                          [   ]

Post-Effective Amendment No. 50                                              [X]

                                                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  [X]

Amendment No. 34                                                             [X]
                         OPPENHEIMER EQUITY INCOME FUND
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               (Exact Name of Registrant as Specified in Charter)

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                     6803 S. TUCSON WAY, ENGLEWOOD, CO 80112
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               (Address of Principal Executive Offices) (Zip Code)

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                                  303-768-3200
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              (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On December 22, 1998 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




6

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Oppenheimer Equity Income Fund
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Prospectus dated December 22, 1998

         Oppenheimer Equity Income Fund is a mutual fund that seeks current income compatible with prudent investment. As a secondary objective it tries to conserve capital while providing an opportunity for capital appreciation. It invests in both equity and debt securities.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.




                                                         (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

                  About the Fund
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                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed


                  About Your Account
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                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  Phone Link
                  OppenheimerFunds Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights


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


About the Fund
--------------------------------------------------------------------------------

The Fund's Objective and Investment Strategies

--------------------------------------------------------------------------------
What Are the Fund's Investment Objectives? The Fund's primary objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.
--------------------------------------------------------------------------------

What Does the Fund Invest In? The Fund invests mainly in equity securities, such as dividend-paying common stock and preferred stocks of issuers of different capitalization levels. It also buys debt securities, such as corporate and government bonds and debentures. The Fund may also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income with the opportunity for some capital growth in their investment over the long term. Those investors should have a longer investing horizon and be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing on equity investments. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on income and long-term growth secondarily, the Fund may be appropriate for moderately conservative investors and for retirement plans.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments in stocks and debt securities are subject to changes in their value from a number of factors. They include changes in general bond and stock market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk"). To a limited extent, the Fund can buy below-investment grade bonds (known as "junk bonds") which have greater credit risks than investment grade bonds. The Fund can also buy foreign equity and debt securities that have special risks not associated with investments in domestic securities.

         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries. However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         n Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. While historically stock investments have provided great growth potential over the long term, share prices can fall for a variety of reasons particular to an issuer or to the overall economy. Because the Fund invests primarily in equity securities, the value of the Fund's portfolio will be affected by current changes in the stock markets. The Fund's net asset value per share will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund tends to invest primarily in securities of large companies for their dividend income but can also buy securities of small and medium-size companies, which may have more volatile stock prices than large companies.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced.

                  o Special Risks of Lower-Grade Securities. Because the Fund can invest as much as 25% of its assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated debt securities. Securities that are (or that have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations. However, by limiting its investments in non-investment grade debt securities, the Fund may reduce the effect of some of these risks on its share price and income.

         |X| Interest Rate Risks. In addition to credit risks, debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities.

         The Fund focuses on longer-term debt securities to seek higher income. When the average maturity of the Fund's debt securities portfolio is longer, its share price may fluctuate more when interest rates change. The Fund may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes, and have prices that may go up or down more than other types of debt securities in response to those changes.

         n Risks of Foreign Investing. The Fund may buy securities of companies or governments in any country, developed or underdeveloped. There is no limit on the amount of the Fund's assets that may be invested in foreign securities, although it currently does not intend to invest more than 35% of its assets in them. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

         Risks in Using Derivative Investments. The Fund may use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment or increase the volatility of its share prices.

How Risky is the Fund Overall? The Fund focuses its investments on equity securities. In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. The Fund's income-oriented investments may help cushion the Fund's total return to some degree from changes in stock prices, but fixed-income securities have their own risks and changes in their values can also affect the Fund's share prices. In the Oppenheimer funds spectrum, the Fund is generally more conservative than growth stock funds, but more aggressive than investment grade bond funds.

         An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (% as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was ____%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (___) and the lowest return for a calendar quarter was ___% (___).

---------------------- ---------------------------- ----------------------------

Average     Annual     Total
Returns   for  the   periods          Past 1 Year                  Past 5 Years                 Past 10 Years
ending December 31, 1997                                    (or life of class, if less)  (or life of class, if less)
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
Class A Shares                             %                             %                            %
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
Class B Shares                             %                            %*                           N/A
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
Class C Shares                             %                            %*                           N/A
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
S&P 500 Index                              %                             %                           %*
----------------------------- ----------------------------- ---------------------------- ----------------------------

* Inception  dates of classes:  Class A:  12/1/70.  Class B:  8/17/93.  Class C:
11/1/95. Class Y: 11/1/96. The index performance is shown from 1/1/88.

The Fund's average annual total returns in the table include the applicable sales charge for Classes A, B and C shares: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical $10,000 account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of dividends but does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1998.

Shareholder Transaction Fees (charges paid directly from your investment):
(% of amount of transaction)

------------------------------------- ----------------------- ------------------------ -----------------------------
                                          Class A Shares          Class B Shares              Class C Shares
------------------------------------- ----------------------- ------------------------ -----------------------------
------------------------------------- ----------------------- ------------------------ -----------------------------
Maximum Sales Charge (Load) on
purchases                                     5.57%                    None                        None
(as % of offering price)
------------------------------------- ----------------------- ------------------------ -----------------------------
------------------------------------- ----------------------- ------------------------ -----------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of the lower of
the original offering price or                None1                     5%2                        1%3
redemption proceeds)
------------------------------------- ----------------------- ------------------------ -----------------------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,00 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------- ------------------------ ------------------------- --------------------------
                                           Class A Shares            Class B Shares            Class C Shares
-------------------------------------- ------------------------ ------------------------- --------------------------
-------------------------------------- ------------------------ ------------------------- --------------------------
Management Fees                                              %                         %                          %
-------------------------------------- ------------------------ ------------------------- --------------------------
-------------------------------------- ------------------------ ------------------------- --------------------------
Distribution  and/or Service  (12b-1)                        %                     1.00%                      1.00%
Fees
-------------------------------------- ------------------------ ------------------------- --------------------------
-------------------------------------- ------------------------ ------------------------- --------------------------
Other Expenses                                               %                         %                          %
-------------------------------------- ------------------------ ------------------------- --------------------------
-------------------------------------- ------------------------ ------------------------- --------------------------
Total Annual Operating Expenses                              %                         %                          %
-------------------------------------- ------------------------ ------------------------- --------------------------

Numbers in the chart are based on the Fund's expenses in the last fiscal year, ended 8/31/98. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are redeemed:                   1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                                     $659                 $837              $1,029              $1,586
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                                     $670                 $826              $1,107              $1,567
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                                     $270                 $826              $1,107              $1,976
---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                                     $659                 $837              $1,029              $1,586
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                                     $170                 $526                $907              $1,567
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                                     $170                 $526                $907              $1,976
---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments

The Fund's Principal Investment Policies. The Fund's primary goal is to seek current income prudently. Its secondary goal is to conserve capital while seeking opportunities for growth. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         n Equity Investments. The Fund invests primarily in a diversified portfolio of equity securities, primarily common and preferred stocks and convertible securities of issuers that have large capitalizations. They may pay higher dividends than small or medium capitalization companies and historically have tended to be less volatile than securities of smaller issuers. However, the Fund can buy stocks of issuers of all sizes.

         The Fund may invest in equity securities both for current income from dividends as well as secondarily for growth opportunities. Under normal market conditions, the Fund invests 65% of its assets in equities, but the mix of equities and debt securities can vary depending on the Manager's judgment about market and economic conditions.

         Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock. They can include securities issued by domestic or foreign companies. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of debt securities.

         n Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, real estate investment trusts, and foreign and domestic corporate bonds and debentures. They are selected primarily for their income possibilities, and while they will generally comprise no more than 35% of the Fund's assets, they may be emphasized more when the stock market is volatile. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality.

                  o Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. The Fund can invest up to 25% of its assets in "lower-grade" securities are commonly known as "junk bonds." However, the Fund cannot invest more than 10% in lower-grade securities that are not convertible.

         While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

         n How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the portfolio manager mainly relies on a value-oriented investing style for equity securities. Value investing focuses on companies that may be currently out of favor in the market or in cyclical industries, with stocks trading at lower prices relative to the market and what is believed to be their real worth. They may offer higher-than average dividends. Value investors hope to realize appreciation as other investors recognize the security's intrinsic value and the stock price rises as result.

         The portfolio manager generally uses a fundamental approach to analyzing issuers (for example, price/earnings ratios and current balance sheet information), to select stocks the manager thinks are undervalued. The portfolio manager typically searches for:
         o stocks of established issuers that have under-performed the market for a year or more, but have begun to recover, o stocks that have high current income and are believed to have substantial earnings possibilities o stocks with low price/earnings ratios relative to other securities o stocks with a low price relative to the underlying value of the issuer's assets, earnings, cash flow or other factors.

         In value investing there is always the risk that the market will not recognize a security's intrinsic value or that the manager has not correctly assessed the relative value of the issuer's securities or the issuer's worth. This investment process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.

         n Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objectives are fundamental policies. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. The Fund's investment policies and techniques are not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

         n Portfolio Turnover. The Fund may engage in some short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Fund does not expect to have a portfolio turnover rate in excess of 100% annually. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Investment Strategies. To seek its objectives, the Fund may also use the investment techniques and strategies described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

         n Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. Others are debt securities that have been "stripped" of their interest coupons. They may be securities issued by the U.S. government or private issuers. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.

         n "When-Issued" and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         n Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         n Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value, such as debt exchangeable for common stock.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.
         n Hedging. The Fund may buy and sell certain kinds of futures contracts, put and call options, forward contracts, interest rate swaps and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and limits its use of them.

         The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates.

         Some of these strategies hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of adverse market or economic conditions, the Fund may invest up to 100% of its assets in temporary defensive investments. Generally they would be debt securities such as U.S. government securities, commercial paper, bank obligations or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative affect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund Is Managed

The Manager. The Fund's investment adviser is the Manager, OppenheimerFunds, Inc., which chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 1048-0203.

         n Portfolio Manager. The portfolio manager of the Fund is John Doney, who is a Vice President of the Fund and of the Manager. He has been responsible for the day-to-day management of the Fund's portfolio since June 22, 1992.

         n Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $100 million of net assets of the Fund, 0.70% of the next $100 million, o.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended August 31, 1998 was 0.__% of average annual net assets for each class of shares.


--------------------------------------------------------------------------------
About Your Account
--------------------------------------------------------------------------------

How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

         |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is appropriate for you.

         |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

         |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

         |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         |_| With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

         o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

         |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their public offering price (the net asset value per share plus any initial sales charge that applies). The public offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

         |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

         |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

     |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

         |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C
 .

         |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

         |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

         Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

         |X| Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

         |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. The Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

---------------------------------------------------------------------------------------------------------------------
                                      Front-End Sales Charge         Commission as
                                      As a Percentage of:            Percentage of
                                      Offering                       Net Amount              Offering
Amount of Purchase                    Price                          Invested                Price
---------------------------------------------------------------------------------------------------------------------

Less than $25,000                        5.75%                           6.10%               4.75%
---------------------------------------------------------------------------------------------------------------------

$25,000 or more but                       5.50%                                5.82%                4.75%
less than $50,000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

$50,000 or more but                      4.75%                           4.99%               4.00%
less than $100,000
---------------------------------------------------------------------------------------------------------------------

$100,000 or more but                     3.75%                           3.90%               3.00%
less than $250,000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

$250,000 or more but                     2.50%                           2.56%               2.00%
less than $500,000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

$500,000 or more but                     2.00%                           2.04%               1.60%
less than $1 million
---------------------------------------------------------------------------------------------------------------------

         |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in the Appendix to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1

         If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

         In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.

         The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information:

         |X| Waivers of Class A Sales Charges. The initial and contingent Class A sales charges are not imposed in the circumstances described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

     The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on:
         |_| the amount of your account value represented by an increase in net asset value over the initial purchase price or |_| shares purchased by the reinvestment of dividends or capital gains distributions. |_| shares redeemed in the special circumstances described in "Waivers of Class B and Class C Sales Charges" in the Statement of Additional Information.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

         1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for over 6 years, and
         3. shares held the longest during the 6-year period.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

--------------------------------------------------------------------------------
Years Since Beginning of                      Contingent Deferred Sales Charge
Month in which Purchase                       On Redemptions in That Year
Order Was Accepted                            (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

0-1                                              5.0%
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1-2                                              4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2-3                                              3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3-4                                              3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4-5                                              2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5-6                                              1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6 and following                                  None
--------------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         |X| Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

     The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on:
         |_| the amount of your account value represented by the increase in net asset value over the initial purchase price, or |_| shares purchased by the reinvestment of dividends or capital gains distributions.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
          1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for over 12 months, and
         3. shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans.

         |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund that were acquired on or after April 1, 1991. The rate is 0.15% of average annual net assets represented by shares acquired before that date. The Distributor currently uses all of those fees to reimburse dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

         The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
         |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or |_| have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

         |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

         |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number.

         |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:

         |_| Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, rollover and Education IRAs.
         |_| SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
         |_| 403(b)(7) Custodial Plans, that are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
         |_| 401(k) Plans, which are special retirement plans for businesses. |_| Pension and Profit-Sharing Plans, designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

         |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that require a signature guarantee):
         |_| You wish to redeem $50,000 or more and receive a check
         |_| The redemption check is not payable to all shareholders listed on the account statement |_| The redemption check is not sent to the address of record on your account statement |_| Shares are being transferred to a Fund account with a different owner or name |_| Shares are being redeemed by someone (such as an Executor) other than the owners

     |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

         |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

         |X| Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-852-8457.

How      Do I Sell Shares by Mail? Write a letter of instructions that includes:
         |_| Your name |_| The Fund's name |_| Your Fund account number (from your account statement) |_| The dollar amount or number of shares to be redeemed |_| Any special payment instructions |_| Any share certificates for the shares you are selling |_| The signatures of all registered owners exactly as the account is registered, and |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------
Use the following address for requests by mail:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OppenheimerFunds Services
--------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

-------------------------------------------------------------------------------
Send courier or express mail requests to:
--------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.
          |_| To redeem shares through a service representative, call 1-800-852-8457
          |_|  To redeem shares automatically on PhoneLink, call 1-800-533-3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

         |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

         |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:
          |_| Shares of the fund selected for exchange must be available for sale in your state of residence.
          |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
         |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
          |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.
          |_| Before exchanging into a fund, you should obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

     |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

     |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

     |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.
         |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
         |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
         |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

         |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

         |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

         |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

         |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

         |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

         |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

         |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

         |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

         |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

         |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis. The Fund intends to pay dividends to shareholders in March, June, September and December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class Y.

         The Fund attempts to pay dividends on Class A shares at a constant level, although there is no assurance that it will be able to do so. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

              Reinvest All  Distributions in the Fund. You can elect to reinvest
              all  dividends  and  long-term  capital  gains   distributions  in
              additional shares of the Fund.

         |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

         |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

          |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         |X| Avoid "Buying a Dividend". If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

         |X| Remember There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

         |X| What Are Returns of Capital? In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.
--------------------------------------------------------------------------------

Oppenheimer Equity Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SEC File No. 811-1512
--------------------------------------------------------------------------------

For More Information:
The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

--------------------------------------------------------------------------------


How to Get More Information:


--------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Report, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.

PR0300.001.1298 Printed on recycled paper.


--------
1 No commission will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
                            Appendix to Prospectus of
                         Oppenheimer Equity Income Fund


     Graphic  material  included in the Prospectus of Oppenheimer  Equity Income
Fund: "Annual Total Returns (Class A)(% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Equity Income Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the eight most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                            Oppenheimer
Year                                Equity Income Fund
Ended                                          Class A Shares

12/31/90                    -1.37%
12/31/91                   17.27%
12/31/92                     7.06%
12/31/93                   14.57%
12/31/94                    -2.79%
12/31/95                   27.92%
12/31/96                   20.06%
12/31/97                   29.68%

Robert ZackncrwdOppenheimerFunds, INC.
--------------------------------------------------------------------------------
Oppenheimer Equity Income Fund
--------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated December 22, 1998

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 22, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                    Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...................................
     The Fund's Principal Investment Policies...........................................................
     Other Investment Techniques and Strategies.........................................................
     Investment Restrictions............................................................................
How the Fund is Managed ................................................................................
     Organization and History...........................................................................
     Trustees and Officers..............................................................................
     The Manager........................................................................................
Brokerage Policies of the Fund..........................................................................
Distribution and Service Plans..........................................................................
Performance of the Fund.................................................................................

About Your Account
How To Buy Shares.......................................................................................
How To Sell Shares......................................................................................
How To Exchange Shares..................................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Fund...................................................................

Financial Information About the Fund
Independent Auditors' Report............................................................................
Financial Statements....................................................................................

Appendix A: Description of Debt Security Ratings........................................................  A-1
Appendix B: Corporate Industry Classifications..........................................................  B-1
Appendix C: Special Sales Charge Arrangements and Waivers                                          C-1
-------------------------------------------------------------------------------------------------------------------

ABOUT THE FUND
--------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., will select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Principal Investment Policies.

         n Investments in Equity Securities. In selecting equity investments for the Fund's portfolio, the portfolio manager currently use a value investing style. In using a value approach, the manager seeks stock and other securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

         Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:
         o Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
         o Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
         o Dividend Yield is measured by dividing the annual dividend by the stock price per share. o Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

         While the Fund currently focuses on securities of issuers having large capitalizations, it does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where are the best market opportunities to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         o Rights and Warrants. Warrants are options to purchase stock at set prices. They are generally valid for a limited period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants and generally have a short duration. They are distributed directly by the issuer to its shareholders.

         The Fund may invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. That limitation does not apply to warrants and rights the Fund acquires attached to other securities or as part of investments in units of securities that are issued with other securities. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         o Preferred Stock. The Fund may in some cases invest in preferred stock of an issuer that has omitted the dividend or may be in danger of doing so. Those investments would be made primarily for the appreciation potential of the stock. Some preferred stock may be convertible into common stock or exchangeable for a set number of common shares. The prices of that type of common stock tend to be more volatile than the prices of nonconvertible preferred stock, which behaves more like a fixed-income security.

         n Investments in Bonds, Other Debt Securities and Convertible Securities. The Fund can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective. However, as the Fund currently emphasizes investments in equity securities, such as stocks, normally no more than 35% of the Fund's assets will be invested in debt securities. However, if stock market conditions are volatile, the Manager may shift more of the Fund's investments into debt securities as a defensive measure.

         The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., at least "BBB" by Standard & Poor's Corporation or Duff & Phelps, Inc., or have comparable ratings by another nationally recognized statistical rating organization.

         In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         An increase in prevailing interest rates will generally reduce the market value of already-issued fixed-income securities. A decline in interest rates will tend to increase their value. Debt securities having longer maturities are subject to greater volatility in their prices from changes in prevailing interest rates than securities having shorter maturities. Fluctuations in the market value of a fixed-income security after the Fund buys it will not affect the amount of interest payable on the security, and therefore the cash income from the security is not affected by changes in interest rates. However, the effect of the change of interest rates on the value of the security could affect the Fund's net asset value per share.

                  o U.S. Government Securities. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in U.S. Government Securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

                  o Special Risks of Lower-Grade Securities. While it is not anticipated that the Fund currently will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

         The Fund may invest up to 25% of its total assets in "lower grade" debt securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund may invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of Moody's, S&P and Duff & Phelps are included in Appendix A to this Statement of Additional Information.

         The Fund may invest no more than 10% of its total assets in lower-grade debt securities that are not convertible. The Fund considers convertible securities to be "equity equivalents" because of the conversion feature. Therefore, the security's rating has less impact on the investment decision than in the case of non-convertible securities.

                  o Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
         (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
         (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
         (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         n Zero Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. In general, the Fund will buy the following types of zero-coupon or stripped securities: U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because   zero-coupon   securities   pay  no  interest   and   compound
semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         n Real Estate Investment Trusts (REITs). The Fund may invest in real estate investment trusts, as well as real estate development companies and operating companies. It may also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT may focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

         n Foreign Securities. The Fund may purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

     G Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies.

                  In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         [ ] Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Monetary Union will adopt the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
         o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values. o vendors the Fund depends on to carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund. o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

         The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

         ? Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

         n Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. As a fundamental policy, the Fund may invest not more than 5% of its net assets in securities of small, unseasoned issuers.

         n When-Issued and Delayed Delivery Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued and delayed delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

         The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify to its Custodian bank cash, U.S. Government securities or other high-grade debt obligations at lest equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed delivery basis to obtain the benefit of currently higher cash yields.

         n Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. It may also do so for defensive purposes when stock market conditions are unstable or when the Manager is unable to find other attractive investments.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         n Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of some of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.


         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         n Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 10% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend of securities in the coming year, but if it does, the value of the loaned securities is not expected to exceed 5% of the value of the Fund's total assets.

         The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         n Derivatives. The Fund may invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information.

         Structured Investment Products. The Fund may invest in a variety of derivative investments that are specially designed. They include "index-linked" notes and "commodity-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. The principal and/or interest payments on these types of notes depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures (such as crude oil, gasoline and natural gas).

         The Fund may also use currency-indexed securities, another derivative investment. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund may use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         n Hedging. The Fund may use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund may:
         o sell futures contracts, o buy puts on such futures or on securities, or
         o write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund may use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund will normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund may:
         o buy futures, or
         o buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         o Futures.  The Fund may buy and sell futures  contracts that relate to
(1) debt securities (these are referred to as "interest rate futures"), (2) broadly-based stock indices (these are referred to as stock index futures) or other indices (referred to as "financial futures"), (3) foreign currencies
(these are referred to as forward contracts), or (4) commodities (these are referred to as commodity futures).

                  o Stock Index Futures, Financial Futures and Interest Rate Futures. A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         o Commodity Futures. The Fund can invest a portion of its assets in commodity futures contracts. They may be based upon commodities in five main commodity groups: energy, livestock, agriculture, industrial metals and precious metals, on individual commodities within these groups, or on other commodities. For hedging purposes, the Fund may buy and sell commodity futures contracts, options on commodity futures contracts, and options and futures on commodity indices.

         Under a commodity futures contract, the buyer agrees to take delivery of a specified amount of a commodity at a future date at a price agreed upon when the contract is made. In the United States, commodity contracts are traded on futures exchanges. The exchanges offer a central marketplace for transactions, a clearing corporation to process trades, standardization of contract sizes and expiration dates, and the liquidity of a secondary market. Futures markets also regulate the terms and conditions of delivery and the maximum permissible price movement of a contract during a trading session. The exchanges have rules on position limits. Those rules limit the amount of futures contracts that any one party may hold in a particular commodity at one time. Those rules are designed to prevent any one party from controlling a significant portion of the market.

         The prices of commodity futures reflect changes in the storage costs for the underlying physical commodity that occur while the contract is open. Despite the daily price limits imposed by the futures exchanges, historically the short-term price volatility of commodity futures contracts has been greater than that for stocks and bonds. To the extent that the Fund invests in these futures contracts, its share price may be subject to greater volatility.

         o Put and Call Options. The Fund may buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                  o Writing Covered Call Options. The Fund may write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  o Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by segregated liquid assets. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  o Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund may buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                  o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund would use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund may write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline may be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

         o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund could experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market may decline. If the Fund then concludes not to invest in securities because of concerns that the market may decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund may enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager may decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund may have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund may have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner may reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap the right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive , and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund will enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         o Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's Custodian bank.

         o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

          Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
         (2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

         n Temporary Defensive Investments. These can include debt securities such as: (i) U.S. Treasury bills or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated A-3 or higher by Standard & Poor's or P-3 or higher by Moody's; (iii) certificates of deposit or bankers' acceptances or other obligations of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements.

Investment Restrictions

         n What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or o more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         n Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

         o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

         o The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments that are permitted by any of its other investment policies. The Fund may also buy and sell options, futures and other instruments backed by physical commodities or the investment return from which is linked to changes in the price of physical commodities.

     o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry.

         o The Fund cannot borrow money, except for temporary emergency purposes or under other unusual circumstances.

         o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

         o The Fund cannot engage in short sales or purchase securities on margin. However, the Fund can make margin deposits in connection with its investments.

         o The Fund cannot invest in companies for the purpose of acquiring control or management those companies.

         o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot invest or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         o The Fund cannot buy securities from, or sell securities to, any officer or Trustee of the Fund, or any officer or director of the Manger, or any firms of which any of them are members (although such persons may act as brokers for the Fund). This restriction does not apply to purchases and sales of the Fund's shares.

         o The Fund cannot cease to maintain its business as an investment company, as defined in the Investment Company Act.

         o The Fund cannot accept the purchase price for any of its shares without immediately thereafter issuing an appropriate number of shares.

         o  The  Fund  cannot  pledge,   mortgage  or  hypothecate  its  assets.
Collateral, escrow and margin arrangements in connection with any of its investments are permitted.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         The Fund has undertaken to the Securities and Exchange Commission that it will not issue "senior securities" unless the issuance has been approved by a "majority" of the Fund's outstanding voting securities (as defined in the Investment Company Act). However, this undertaking does not prohibit the Fund from borrowing money as described above, or from entering into margin, collateral, escrow or segregation arrangements, or buying or selling options, futures, hedging instruments or other investments permitted by its other investment policies.

     For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a corporation in 1967 but was reorganized as a Massachusetts business trust in July 1986.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     o Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares: Class A, Class B, and Class C. All classes invest in the same investment portfolio. Each class of shares: has its own dividends and distributions, pays certain expenses which may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Total Return Fund, Inc. Oppenheimer Equity Income Fund Oppenheimer Real Asset Fund Oppenheimer High Yield Fund Oppenheimer Strategic Income Fund Oppenheimer Champion Income Fund Oppenheimer International Bond Fund Oppenheimer Integrity Funds Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Variable Account Funds Panorama Series Fund, Inc. Oppenheimer Cash Reserves Centennial America Fund, L.P. Centennial Money Market Trust Centennial Government Trust Centennial New York Tax Exempt Trust Centennial California Tax Exempt Trust Centennial Tax Exempt Trust The New York Tax-Exempt Income Fund, Inc.

      Ms. Macaskill and Messrs. Swain, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices of the other Denver-based Oppenheimer funds. As of November 1, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

Robert G. Avis,* Trustee; Age 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age 83
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen,* Vice President, Assistant Secretary, Treasurer and Trustee; Age 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp., an investment adviser subsidiary of the Manager; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager; Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services Inc., a transfer agent subsidiary of the Manager; Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; Assistant Treasurer (since March 1998) of Oppenheimer Acquisition Corp., the parent company of the Manager; Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996), an investment adviser subsidiary of the Manager; an officer of other Oppenheimer funds; formerly Treasurer (June 1990-March 1998) of Oppenheimer Acquisition Corp.

Charles Conrad, Jr., Trustee; Age 68
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee; Age 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp. and a director of the Manager.

Raymond J. Kalinowski, Trustee; Age 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).

C. Howard Kast, Trustee; Age 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill, President and Trustee*; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048
President (since June 1991), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc ; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

Ned M. Steel, Trustee; Age 83
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age 65
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.

John P. Doney, Vice President and Portfolio Manager; Age: 68.
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Vice President of the Manager (since June 1992). Prior to joining the Manager he was a Senior Vice President and Chief Investment Officer - Equities, of National Securities & Research Corporation (a mutual fund investment adviser) and Vice President of the National-affiliated investment companies.

Andrew J. Donohue, Vice President and Secretary; Age 48
Two World Trade Center, 34th Floor, New York, New York 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott Farrar, Assistant Treasurer; Age 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997) and OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

      n Remuneration of Trustees. The officers of the Fund and three Trustees of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1997.

------------------------------------- -------------------------------------- --------------------------------------
                                                                             Total Compensation
                                      Aggregate Compensation                 from all Denver-Based
Trustee's Name and Position           from Fund                              Oppenheimer Funds1
------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Robert G. Avis                                                $____________                                $63,501

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

William A. Baker
Audit and Review Committee
Ex-Officio Member2                                            $____________                                $77,502

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Charles Conrad, Jr.3                                          $____________                                $72,000

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Jon. S. Fossel                                                $____________                                $63,277

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Sam Freedman
Audit and Review Committee Member2                            $____________                                $66,501

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Raymond J. Kalinowski
Audit and Review Committee Member2
                                                              $____________                                $71,561
------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

C. Howard Kast
Audit and Review Committee Chairman2
                                                              $____________                                $76,503
------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Robert M. Kirchner3                                           $____________                                $72,000

------------------------------------- -------------------------------------- --------------------------------------
------------------------------------- -------------------------------------- --------------------------------------

Ned M. Steel                                                  $____________                                $63,501

------------------------------------- -------------------------------------- --------------------------------------

1. For the 1997 calendar year. 2. Committee positions effective July 1, 1997.
3. Prior to July 1, 1997, Messrs. Conrad and Kirchner were members of the Audit and Review Committee.

      n Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee or is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      n Major Shareholders. As of November 1, 1998 the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, or Class C shares were :

     Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr. E Floor 3, Jacksonville, FL 32246, which owned
     _______________________________________________________

      The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      n The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to independent trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.


--------------------------------------- ----------------------------------------------------------------------------

Fiscal Year ended 8/31:                               Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------

           1996 (2 months)1                                                                              $2,134,834
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------

                 1997                                                                                   $14,800,449
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------

                 1998                                                                                  $___________
--------------------------------------- ----------------------------------------------------------------------------

1. The management fees for the 12 month fiscal year ended 6/30/96 were $12,078,956.

      The investment advisory agreement contains an indemnity of the Manager. As long as it has acted with due care and in good faith, the Manager is not liable for any loss sustained by reason of any investment, the adoption of any investment policy, or the purchase, sale or retention of any security. However the investment advisory agreement does not exculpate the Manager from willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.


Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers as may, in the Manager's best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of such transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.


Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and thereby not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the Manager may average the price of the transactions and allocate the average among the funds.

--------------------------------------- -----------------------------------------------------------------------------

       Fiscal Year Ended 8/31:                         Total Brokerage Commissions Paid by the Fund1
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

          1996 (2 months) 2                                               $168,229
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 1997                                                     $706,049
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 1998                                                        $3
--------------------------------------- -----------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal transactions on a net trade basis. 2. The total brokerage commissions paid by the Fund for the 12 month fiscal year ended 6/30/96 were $766,137. 3. In the fiscal year ended 8/31/98, the amount of transactions directed to brokers for research services was $_________________ and the amount of the commissions paid to broker-dealers for those services was $_______.


Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of shares of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Fund's Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than prospectuses furnished to current shareholders).

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.


-------------------- -------------------------- ---------------------- ----------------------- ----------------------
                                                                       Class B Contingent      Class C Contingent
                                                                       Deferred Sales          Deferred Sales
                     Aggregate Sales Charges    Class A Sales          Charges Retained by     Charges Retained by
Fiscal Year Ended    on Class A Shares          Charges Retained by    Distributor             Distributor
8/31:                                           Distributor1
-------------------- -------------------------- ---------------------- ----------------------- ----------------------
-------------------- -------------------------- ---------------------- ----------------------- ----------------------

       19962         $632,850                   $218,008               $                       $
-------------------- -------------------------- ---------------------- ----------------------- ----------------------
-------------------- -------------------------- ---------------------- ----------------------- ----------------------

       1997          $5,179,851                 $1,573,826             $                       $
-------------------- -------------------------- ---------------------- ----------------------- ----------------------
-------------------- -------------------------- ---------------------- ----------------------- ----------------------

       1998          $                          $                      $                       $
-------------------- -------------------------- ---------------------- ----------------------- ----------------------

1. Includes amounts paid to a dealer affiliated with the Distributor's parent.
2. Fiscal period of two months. . For the 12 month fiscal year ended 6/30/96 the aggregate sales charges on Class A shares were $4,966,513 of which $1,546,454 was retained by the Distributor. For the same period, Class B contingent deferred sales charges in the amount of $_______ and Class C contingent deferred sales charges in the amount of $_______ were retained by the Distributor.

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares Rule 12b-1 of the Investment Company Act. Under those plans the Fund makes payments to the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees,2 cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class.

      Under the plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform, at no cost to the Fund. The Manager may use its profits from the advisor fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The reports on the Class B Plan and Class C Plan shall also include the Distributor's distribution costs for that quarter. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.
      o Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.

      The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level for shares acquired on or after April 1, 1991, and 0.15% for shares acquired before that date. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares acquired on or before April 1, 1991, and held in the accounts of the recipients or their customers. The rate is 0.15% for shares acquired earlier and held in such accounts.

      For the fiscal year ended August 31, 1998 payments under the Class A Plan totaled $_________, all of which was paid by the Distributor to recipients. That included $________ paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      o Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be compensated for its services and costs in distributing Class B and Class C shares and servicing accounts.

      The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

     The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the
Distributor: pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above, may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B and Class C shares, and bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      For the fiscal year ended August 31, 1998, payments under the Class B Plan totaled $___________ (including $___________ paid to an affiliate of the Distributor's parent). The Distributor retained $__________________ of the total amount. For the fiscal year ended August 31, 1998, payments under the Class C Plan totaled $_______________, (including $___________ paid to an affiliate of the Distributor's parent). The Distributor retained $_____________ of the total amount.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. As of August 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $_______________ (equal to ___% of the Fund's net assets represented by Class B shares on that date) and unreimbursed expenses under the Class C plan of $_____________ (equal to ___% of the Fund's net assets represented by Class C shares on that date). If either the Class B or the Class C Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All payments under the Class B and the Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
         |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
          |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost. |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribe the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:



--------

1. Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.
2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

                         OPPENHEIMER EQUITY INCOME FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Amended and Restated  Declaration of Trust dated August 4, 1995:  Previously
filed  with   Post-Effective   Amendment  No.  43,   8/31/95,   to  Registrant's
Registration Statement, and incorporated herein by reference

(b) Amended By-Laws dated June 26, 1990: Filed with Post Effective Amendment No. 36, 11/1/91, to Registrant's Registration Statement, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)      (i)      Specimen Class A Share  Certificate:  Previously filed with
          Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.

 (d) Investment Advisory Agreement: Dated 10/22/90, previously filed with Post-Effective Amendment No. 34 to Registrant's Registration Statement dated 11/1/90, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference. Amended and dated 4/16/98, filed herewith.

(e)      (i)      General  Distributor's  Agreement dated  10/13/92:  Filed with
          Post-Effective Amendment No. 42, 10/28/94, and incorporated herein by reference.

         (ii)     Form of Dealer  Agreement  of  OppenheimerFunds  Distributor,
          Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (iii)    Form  of  OppenheimerFunds   Distributor,   Inc.  Broker
          Agreement: Filed with Post-Effective Amendment No.14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (iv)     Form  of  OppenheimerFunds   Distributor,   Inc.  Agency
          Agreement: Filed with Post-Effective Amendment No.14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(f)       Not applicable.

(g) Custody Agreement dated October 6, 1992: Filed with Post-Effective Amendment No. 37, to Registrant's Registration Statement dated 10/28/92, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(h)      Not applicable.

(i) Opinion and Consent of Counsel dated 9/30/70: Filed with Registrant's Initial Registration Statement and refiled with Post Effective amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T.

(j)       Independent Auditors Consent: To be filed by Post-Effective Amendment.

(k)       Not applicable.

(l)       Not applicable.

(m) (i) Service Plan and Agreement for Class A shares under Rule 12b-1 of the Investment Company Act dated June 22, 1993: Filed with Post-Effective Amendment No. 38 to Registrant's Registration Statement, 8/3/93, and incorporated herein by reference.

         (ii) Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1 of the Investment Company Act dated July 16, 1997:
         Previously filed with Registrant's Post-Effective Amendment No. 49, 12/16/97, and incorporated herein by reference.

         (iii) Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1 of the Investment Company Act dated July 16, 1997:
         Previously filed with Registrant's Post-Effective Amendment No. 49, 12/16/97, and incorporated herein by reference.

(n)      (i)      Financial Data Schedule for Class A Shares: To be filed by
          Post-Effective Amendment.

         (ii) Financial Data Schedule for Class B Shares: To be filed by Post-Effective Amendment.

         (iii) Financial Data Schedule for Class C Shares: To be filed by Post-Effective Amendment.

(o)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

-- Powers of Attorney (including Certified Board resolutions): For Bridget A. Macaskill and Sam Freedman, filed with Registrant's Post-Effective amendment No. 46, 10/24/96, and all others filed with Post-Effective Amendment No. 42, to Registrant's Registration Statement, 10/28/94, and incorporated herein by reference. For George C. Bowen, filed herewith.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position                            Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years

Charles E. Albers,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Chartered         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     investment       management
                                                     subsidiary  of The Guardian
                                                     Life   Insurance    Company
                                                     (since
                                                     1972).

Edward Amberger,
Assistant                                            Vice   President   Formerly
                                                     Assistant  Vice  President,
                                                     Securities    Analyst   for
                                                     Morgan  Stanley Dean Witter
                                                     (May  1997 -  April  1998);
                                                     and Research  Analyst (July
                                                     1996 - May 1997), Portfolio
                                                     Manager  (February  1992  -
                                                     July  1996) and  Department
                                                     Manager   (June   1988   to
                                                     February 1992) for The Bank
                                                     of New York.

Mark J.P. Anson,
Vice President                                       Vice  President of  Oppenheimer  Real Asset  Management,  Inc.
                                                     ("ORAMI");  formerly,  Vice President of Equity Derivatives at
                                                     Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President                                An officer  and/or  portfolio  manager of certain  Oppenheimer funds; a Chartered  Financial  Analyst;  Senior Vice President
                                                     of HarbourView Asset Management  Corporation  ("HarbourView");
                                                     prior  to  March,  1996 he was  the  senior  equity  portfolio manager for the Panorama  Series Fund,  Inc.  (the  "Company")
                                                     and other  mutual  funds and  pension  funds  managed  by G.R.
                                                     Phelps &  Co.  Inc.  ("G.R.  Phelps"),  the  Company's  former investment  adviser,  which was a  subsidiary  of  Connecticut
                                                     Mutual Life Insurance  Company;  he was also  responsible  for
                                                     managing  the  common  stock   department   and  common  stock
                                                     investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

Bruce Bartlett,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds.
                                                     Formerly,  a Vice President
                                                     and    Senior     Portfolio
                                                     Manager at First of America
                                                     Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer                            Formerly Senior Vice President,  Group  Executive,  and Senior
                                                     Systems  Officer for  American  International  Group  (October
                               1994 - May, 1998).

John R. Blomfield,
Vice                                                 President  Formerly  Senior
                                                     Product Manager  (November,
                                                     1995  -  August,  1997)  of
                                                     International   Home  Foods
                                                     and American  Home Products
                                                     (March,   1994  -  October,
                                                     1996).
Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice                                                 President  Formerly,   Vice
                                                     President  (January  1992 -
                                                     February,  1996)  of  Asian
                                                     Equities  for  Barclays  de
                                                     Zoete Wedd, Inc.

Robert J. Bishop,
Vice                                                 President Vice President of
                                                     Mutual   Fund    Accounting
                                                     (since   May   1996);    an
                                                     officer       of      other
                                                     Oppenheimer          funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                                         Vice  President  (since June 1983) and Treasurer  (since March
                                                     1985)   of    OppenheimerFunds    Distributor,    Inc.    (the
                                                     "Distributor");   Vice  President  (since  October  1989)  and
                                                     Treasurer  (since  April  1986) of  HarbourView;  Senior  Vice
                                                     President   (since  February  1992),   Treasurer  (since  July
                                                     1991)and  a  director  (since  December  1991) of  Centennial;
                                                     President,  Treasurer  and a director  of  Centennial  Capital
                                                     Corporation  (since June 1989);  Vice  President and Treasurer
                                                     (since  August  1978)  and  Secretary  (since  April  1981) of
                                                     Shareholder   Services,    Inc.   ("SSI");   Vice   President,
                                                     Treasurer and  Secretary of  Shareholder  Financial  Services,
                                                     Inc.  ("SFSI") (since November 1989);  Assistant  Treasurer of
                                                     Oppenheimer  Acquisition  Corp.  ("OAC") (since March,  1998);
                                                     Treasurer of Oppenheimer  Partnership  Holdings,  Inc.  (since
                                                     November   1989);   Vice  President  and  Treasurer  of  ORAMI
                                                     (since July 1996);  an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                                       None.

Susan Burton,
Vice President                                       None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        Formerly,   Assistant   Vice   President  of  Rochester   Fund
                                 Services, Inc.

Michael Carbuto,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

John Cardillo,
Assistant Vice President                             None.

Erin Cawley,
Assistant Vice President                             None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division                                   None.

O. Leonard Darling,
Executive Vice President                             Trustee (1993 - present) of Awhtolia College - Greece.

William DeJianne,                                    None.
Assistant Vice President

Robert A. Densen,
Senior Vice President                                None.

Sheri Devereux,
Assistant Vice President                             None.

Craig P. Dinsell
Executive                                            Vice  President   Formerly,
                                                     Senior  Vice  President  of
                                                     Human     Resources     for
                                                     Fidelity Investments-Retail
                                                     Division  (January,  1995 -
                                                     January,   1996),  Fidelity
                                                     Investments     FMR     Co.
                                                     (January,   1996  -   June,
                                                     1997)     and      Fidelity
                                                     Investments   FTPG   (June,
                                                     1997 - January, 1998).

Robert Doll, Jr.,
Executive                                            Vice  President  & Director
                                                     An officer and/or portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds.

John Doney,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                         Executive  Vice  President   (since  September  1993),  and  a
                                                     director  (since January 1992) of the  Distributor;  Executive
                                                     Vice   President,   General   Counsel   and  a   director   of
                                                     HarbourView,  SSI, SFSI and Oppenheimer  Partnership Holdings,
                                                     Inc.  since  (September  1995);  President  and a director  of
                                                     Centennial  (since September  1995);  President and a director of  ORAMI  (since  July  1996);  General  Counsel  (since  May
                                                     1996)  and   Secretary   (since  April  1997)  of  OAC;   Vice
                                                     President  and  Director  of  OppenheimerFunds  International,
                                                     Ltd.  ("OFIL")  and  Oppenheimer  Millennium  Funds plc (since
                                                     October 1997);  an officer of other Oppenheimer funds.

Patrick Dougherty,                                   None.
Assistant Vice President

Bruce Dunbar,                                        None.
Vice President

Eric Edstrom,
Vice President

George Evans,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                             None.

Scott Farrar,
Vice                                                 President         Assistant
                                                     Treasurer  of   Oppenheimer
                                                     Millennium Funds plc (since
                                                     October  1997);  an officer
                                                     of other Oppenheimer funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

Leslie A. Falconio,
Assistant Vice President                             None.

Katherine P. Feld,
Vice                                                 President   and   Secretary
                                                     Vice      President     and
                                                     Secretary       of      the
                                                     Distributor;  Secretary  of
                                                     HarbourView,            and
                                                     Centennial; Secretary, Vice
                                                     President  and  Director of
                                                     Centennial          Capital
                                                     Corporation; Vice President
                                                     and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                   An  officer,  Director  and/or  portfolio  manager  of certain
                                                     Oppenheimer  funds;  Presently  he holds the  following  other positions:  Director  (since  1995)  of ICI  Mutual  Insurance
                                                     Company;   Governor   (since  1994)  of  St.  John's  College;
                                                     Director  (since  1994 - present) of  International  Museum of
                                                     Photography  at George Eastman  House.  Formerly,  he held the following  positions:  formerly,  Chairman  of the  Board  and
                                                     Director  of  Rochester  Fund   Distributors,   Inc.  ("RFD");
                                                     President and Director of Fielding  Management  Company,  Inc.
                                                     ("FMC");   President   and  Director  of   Rochester   Capital
                                                     Advisors,   Inc.  ("RCAI");   Managing  Partner  of  Rochester
                                                     Capital  Advisors,  L.P.,  President and Director of Rochester
                                                     Fund  Services,  Inc.  ("RFS");   President  and  Director  of
                                                     Rochester Tax Managed Fund,  Inc.;  Director  (1993 - 1997) of
                                                     VehiCare Corp.; Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                                       None.

Patricia Foster,
Vice                                                 President   Formerly,   she
                                                     held     the      following
                                                     positions:  An  officer  of
                                                     certain  former   Rochester
                                                     funds (May, 1993 - January,
                                                     1996);     Secretary     of
                                                     Rochester Capital Advisors,
                                                     Inc.  and  General  Counsel
                                                     (June, 1993 - January 1996)
                                                     of    Rochester     Capital
                                                     Advisors, L.P.

Jennifer Foxson,
Vice President                                       None.

Erin Gardiner,
Assistant Vice President                             None.

Linda Gardner,
Vice President                                       None.

Alan Gilston,
Vice President                                       Formerly,  Vice  President  (1987-1997)  for Schroder  Capital
                                                     Management International.

Jill Glazerman,
Assistant Vice President                             None.

Robyn Goldstein-Liebler
Assistant Vice President                             None.

Mikhail Goldverg
Assistant Vice President                             None.

Jeremy Griffiths,
Executive Vice President and
Chief                                                Financial   Officer   Chief
                                                     Financial    Officer    and
                                                     Treasurer   (since   March,
                                                     1998)    of     Oppenheimer
                                                     Acquisition Corp.; a Member
                                                     and Fellow of the Institute
                                                     of  Chartered  Accountants;
                                                     formerly, an accountant for
                                                     Arthur    Young    (London,
                                                     U.K.).

Robert Grill,
Senior                                               Vice  President   Formerly,
                                                     Marketing   Vice  President
                                                     for Bankers  Trust  Company
                                                     (1993-1996);       Steering
                                                     Committee           Member,
                                                     Subcommittee  Chairman  for
                                                     American Savings  Education
                                                     Council (1995-1996).

Caryn Halbrecht,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                                       Formerly,  Vice President  (September,  1989 - January,  1997)
                                                     of Bankers Trust Company.

Robert Haley
Assistant                                            Vice  President   Formerly,
                                                     Vice      President      of
                                                     Information   Services  for
                                                     Bankers    Trust    Company
                                                     (January,  1991 - November,
                                                     1997).

Thomas B. Hayes,
Vice President                                       None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager                            President   and   Director  of  SFSI;   President   and  Chief
                                                     executive Officer of SSI.

Dorothy Hirshman,                                    None.
Assistant Vice President

Merryl Hoffman,
Vice President                                       None.

Nicholas Horsley,
Vice President                                       Formerly,  a Senior Vice  President and Portfolio  Manager for
                                                     Warburg, Pincus Counsellors,  Inc. (1993-1997),  Co-manager of
                                                     Warburg,   Pincus  Emerging  Markets  Fund  (12/94  -  10/97),
                                                     Co-manager  Warburg,  Pincus  Institutional  Emerging  Markets
                                                     Fund -  Emerging  Markets  Portfolio  (8/96 - 10/97),  Warburg
                                                     Pincus  Japan  OTC  Fund,   Associate   Portfolio  Manager  of
                                                     Warburg  Pincus  International  Equity  Fund,  Warburg  Pincus
                                                     Institutional  Fund  -  Intermediate  Equity  Portfolio,   and
                                                     Warburg Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President                             None.

Richard Hymes,
Vice President                                       None.

Jane Ingalls,
Vice President                                       None.

Kathleen T. Ives,
Vice President                                       None.

Frank Jennings,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President                                None.

Avram Kornberg,
Vice President                                       None.

John Kowalik,
Senior                                               Vice  President  An officer
                                                     and/or  portfolio   manager
                                                     for                 certain
                                                     OppenheimerFunds; formerly,
                                                     Managing    Director    and
                                                     Senior Portfolio Manager at
                                                     Prudential  Global Advisors
                                                     (1989 -
                                                     1998).

Joseph Krist,
Assistant Vice President                             None.



Michael Levine,
Assistant Vice President                             None.

Shanquan Li,
Vice President                                       None.

Stephen F. Libera,
Vice President                                       An officer and/or  portfolio  manager for certain  Oppenheimer funds;  a Chartered  Financial  Analyst;  a Vice  President of
                                                     HarbourView;  prior to March 1996,  the senior bond  portfolio manager for  Panorama  Series Fund Inc.,  other  mutual  funds
                                                     and   pension   accounts   managed   by  G.R.   Phelps;   also
                                                     responsible  for managing the public  fixed-income  securities department at Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Dan Loughran,
Assistant Vice President:
Rochester Division

David Mabry,
Assistant Vice President                             None.

Steve Macchia,
Assistant Vice President                             None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                         Chief  Executive  Officer (since  September  1995);  President and director  (since June 1991) of  HarbourView;  Chairman and a director of SSI (since  August  1994),  and SFSI  (September
                                                     1995);   President  (since  September  1995)  and  a  director
                                                     (since  October  1990)  of  OAC;  President  (since  September
                                                     1995) and a  director  (since  November  1989) of  Oppenheimer
                                                     Partnership  Holdings,  Inc., a holding company  subsidiary of
                                                     OFI; a director of ORAMI (since July 1996) ;  President  and a director  (since  October  1997) of  OFIL,  an  offshore  fund manager  subsidiary of OFI and  Oppenheimer  Millennium  Funds plc (since  October  1997);  President and a director of other
                                                     Oppenheimer  funds;  a director of  Hillsdown  Holdings plc (a
                                                     U.K. food company);  formerly,  an Executive Vice President of
                                                     OFI.

Wesley Mayer,
Vice President                                       Formerly,  Vice  President  (January,  1995 - June,  1996)  of
                                                     Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President                             None.

Kelley A. McCarthy-Kane
Assistant                                            Vice  President   Formerly,
                                                     Product Manager,  Assistant
                                                     Vice President  (June 1995-
                                                     October,  1997) of  Merrill
                                                     Lynch   Pierce   Fenner   &
                                                     Smith.

Beth Michnowski,
Assistant Vice President                             Formerly  Senior  Marketing  Manager May,  1996 - June,  1997)
                                                     and Director of Product Marketing  (August,  1992 - May, 1996)
                                                     with Fidelity Investments.

Lisa Migan,
Assistant Vice President                             None.



Denis R. Molleur,
Vice President                                       None.

Nikolaos Monoyios,
Vice                                                 President A Vice  President
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Certified         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     management   subsidiary  of
                                                     The Guardian Life Insurance
                                                     Company (since 1979).

Linda Moore,
Vice President                                       Formerly,  Marketing  Manager  (July  1995-November  1996) for
                                                     Chase Investment Services Corp.

Kenneth Nadler,
Vice President                                       None.


David Negri,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                                   None.

Gina M. Palmieri,
Assistant Vice President                             None.

Robert E. Patterson,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

James Phillips
Assistant Vice President                             None.

Jane Putnam,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President                             Formerly,  Assistant  Vice President  (April,  1995 - January,
                                                     1998) of Van Kampen American Capital.

Russell Read,
Senior Vice President                                Vice  President of  Oppenheimer  Real Asset  Management,  Inc.
                                                     (since March, 1995).

Thomas Reedy,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     formerly,    a   Securities
                                                     Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division                   None
Ruxandra Risko,
Vice President                                       None.

Michael S. Rosen,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Richard H. Rubinstein,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President & Director                  None.

Valerie Sanders,
Vice President                                       None.

Ellen Schoenfeld,
Assistant Vice President                             None.

Stephanie Seminara,
Vice President                                       None.

Michelle Simone,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Stuart J. Speckman
Vice President                                       Formerly,   Vice   President  and  Wholesaler  for  Prudential
                                                     Securities (December, 1990 - July, 1997).
Nancy Sperte,
Executive Vice President                             None.

Donald W. Spiro,
Chairman                                             Emeritus and Director  Vice
                                                     Chairman and Trustee of the
                                                     New York-based  Oppenheimer
                                                     Funds;  formerly,  Chairman
                                                     of  the   Manager  and  the
                                                     Distributor.

Richard A. Stein,
Vice President: Rochester Division                   Assistant  Vice  President  (since 1995) of Rochester  Capitol
                                 Advisors, L.P.

Arthur Steinmetz,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Ralph Stellmacher,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans                                  None.

Michael C. Strathearn,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  a Vice  President
                                                     of HarbourView.

James C. Swain,
Vice                                                 Chairman   of   the   Board
                                                     Chairman,  CEO and Trustee,
                                                     Director     or    Managing
                                                     Partner of the Denver-based
                                                     Oppenheimer          Funds;
                                                     formerly,   President   and
                                                     Director of OAMC,  CAMC and
                                                     Chairman  of the  Board  of
                                                     SSI.

Susan Switzer,
Assistant Vice President

Anthony A. Tanner,
Vice President:  Rochester Division

James Tobin,
Vice President                                       None.

Susan Torrisi,
Assistant Vice President                             None.

Jay Tracey,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

James Turner,
Assistant Vice President                             None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Ashwin Vasan,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Teresa Ward,
Assistant Vice President                             None.

Jerry Webman,
Senior Vice President                                Director   of   New   York-based   tax-exempt   fixed   income
                                                     Oppenheimer funds.

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Kenneth B. White,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst; Vice President of
                                  HarbourView.

William L. Wilby,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     HarbourView.

Carol Wolf,
Vice President                                       An officer  and/or  portfolio  manager of certain  Oppenheimer funds; Vice President of Centennial;  Vice President,  Finance
                                                     and  Accounting;  Point  of  Contact:  Finance  Supporters  of
                                                     Children;  Member  of  the  Oncology  Advisory  Board  of  the
                                                     Childrens Hospital.

Caleb Wong,
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General                                              Counsel Assistant Secretary
                                                     of SSI  (since  May  1985),
                                                     SFSI (since November 1989),
                                                     OFIL     (since      1998),
                                                     Oppenheimer      Millennium
                                                     Funds  plc  (since  October
                                                     1997);  an officer of other
                                                     Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Arthur J. Zimmer,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund Oppenheimer
International   Growth  Fund
Oppenheimer   International   Small  Company  Fund
Oppenheimer  Money  Market  Fund,  Inc.
Oppenheimer  Multi-Sector  Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals


Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer   Equity  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b)    The directors and officers of the Registrant's principal underwriter are:

Name & Principal                          Positions & Offices                       Positions & Offices
Business Address                          with Underwriter                          with Registrant

Name & Principal                          Positions & Offices                       Positions & Offices
Business Address                          with Underwriter                          with Registrant

Jason Bach                                Vice President                            None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                               Vice President                            None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                    Vice President                            None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)                        Vice President and                        Vice President and
                                          Treasurer                                 Treasurer of the
                                                                                    Oppenheimer funds.

Peter W. Brennan                          Vice President                            None
1940 Cotswold Drive
Orlando, FL 32825

Robert Coli                               Vice President                            None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                         Vice President                            None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin                          Vice President                            None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman                            Vice President                            None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone                      Vice President                            None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)                    Assistant Vice President                  None

Andrew John Donohue(2)                    Executive Vice                            Secretary of the
                                          President & Director                      Oppenheimer funds.
                                          And General Counsel

John Donovan                              Vice President                            None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris                            Vice President                            None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich                          Vice President                            None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice President                            None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                              Vice President                            None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                                Vice President                            None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                              Vice President                            None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)                      Senior Vice President                     None

Eric Fallon                               Vice President                            None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                      Vice President                            None
& Secretary

Mark Ferro                                Vice President                            None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                     Vice President                            None

Ronald R. Foster                          Senior Vice President                     None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells                    Vice President                            None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                          Vice President                            None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                             Vice President                            None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity                         Vice President                            None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                                Vice President                            None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                            Vice President/National                   None
Sales Manager

Michael Guman                             Vice President                            None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton                            Vice President                            None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger                         Vice President                            None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)                           Assistant Vice President                  None

Kathleen T. Ives(1)                       Vice President                            None

Eric K. Johnson                           Vice President                            None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson                           Vice President                            None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                              Vice President                            None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)                          Vice President                            None

Brian Kelly                               Vice President                            None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                              Vice President                            None
799 Paine Drive
Westchester, PA  19382

Richard Klein                             Vice President                            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                             Vice President                            None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)                            Vice President/                           None
                                          Director of Sales

Oren Lane                                 Vice President                            None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                               Vice President                            None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                          Senior Vice President                     None
54511 Southern Hills
LaQuinta, CA  92253

Dawn Lind                                 Vice President                            None
7 Maize Court
Melville, NY 11747

James Loehle                              Vice President                            None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                               Vice President                            None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                               Vice President                            None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                             Vice President                            None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)                           Assistant Vice President                  None

Theresa-Marie Maynier                     Vice President                            None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                       Vice President                            None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough                            Vice President                            None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                               Vice President                            None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                             Assistant Vice President                  None

Laura Mulhall(2)                          Senior Vice President                     None

Charles Murray                            Vice President                            None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                              Vice President                            None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura                     Vice President                            None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                              Vice President                            None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                             Vice President                            None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski                          Vice President                            None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                             Vice President                            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice President                            None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                             Vice President                            None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                             Vice President                            None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                           Senior Vice President                     None

Minnie Ra                                 Vice President                            None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                             Vice President                            None
378 Elm Street
Denver, CO 80220

Michael Raso                              Vice President                            None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)                      Vice President                            None

Douglas Rentschler                        Vice President                            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ian Robertson                             Vice President                            None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)                       Vice President                            None

Kenneth Rosenson                          Vice President                            None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                             President                                 None

Timothy Schoeffler                        Vice President                            None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino                         Vice President                            None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                Vice President                            None
862 McNeill Circle
Woodland, CA  95695

Robert Shore                              Vice President                            None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegner                           Vice President                            None
794 Jackson Street
Denver, CO 80206

Peter Sullivan                            Vice President                            None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                             Vice President                            None
44 Abington Road
Danvers, MA  0923

Brian Summe                               Vice President                            None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                            Vice President                            None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                             Vice President                            None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                      Vice President                            None
704 Inwood
 Southlake, TX  76092

David G. Thomas                           Vice President                            None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Sarah Turpin                              Vice President                            None
2201 Wolf Street, #5202
Dallas, TX 75201

Andrea Walsh(1)                           Vice President                            None

Suzanne Walters(1)                        Assistant Vice President                  None

Mark Stephen Vandehey(1)                  Vice President                            None

James Wiaduck                             Vice President                            None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams                         Vice President                            None
6930 East Ranch Road
Cave Creek, AZ  85331

(1)   6803 South Tuscon Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

         (c)  Not applicable.


Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 S. Tucson Way, Englewood, CO 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

(a)  Not applicable

(b)  Not applicable

(c)  Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 23rd day of October, 1998.

                                                 Oppenheimer Equity Income Fund


                                            By:  /s/ James C. Swain*
                                                     James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                       Date


/s/ James C. Swain*                                  Chairman of the
-------------------------------------                Board of Trustees
James C. Swain                                       and Principal Executive
                                                     Officer                                     October 23, 1998


/s/ George C. Bowen*                                 Trustee, Chief Financial
-------------------------------------                and Accounting
George C. Bowen                                      Officer and Treasurer                       October 23, 1998


/s/ Bridget A. Macaskill*                            President
-------------------------------------                and Trustee                                 October 23, 1998
Bridget A. Macaskill


/s/ Robert G. Avis*                                  Trustee                                     October 23, 1998
-------------------------------------
Robert G. Avis

/s/ William A. Baker*                                Trustee                                     October 23, 1998
-------------------------------------
William A. Baker

/s/ Charles Conrad, Jr.*                             Trustee                                     October 23, 1998
-------------------------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*                                   Trustee                                     October 23, 1998
-------------------------------------
Jon S. Fossel
/s/ Sam Freedman*                                    Trustee                                     October 23, 1998
-------------------------------------
Sam Freedman

/s/ Raymond J. Kalinowski*                           Trustee                                     October 23, 1998
-------------------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*                                  Trustee                                     October 23, 1998
-------------------------------------
C. Howard Kast

/s/ Robert M. Kirchner*                              Trustee                                     October 23, 1998
-------------------------------------
Robert M. Kirchner

/s/ Ned M. Steel*                                    Trustee                                     October 23, 1998
-------------------------------------
Ned M. Steel


*By /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-fact

                         OPPENHEIMER EQUITY INCOME FUND

                                  EXHIBIT INDEX





Exhibit No.                         Description

23(d)                               Investment Advisory Agreement

                    -- Powers of Attorney for George C. Bowen